SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FEDERAL-MOGUL CORPORATION AND SUBSIDIARIES

Column A	Column B	Column C		Column D		Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions		Balance at End of Period
	(Millions of Dollars)

Year ended December 31, 2012:
Valuation allowance for trade receivables	$13	$2	$—	$(2	) (1)	$13
Inventory valuation allowance	83	18	—	(2	) (2)	99
Valuation allowance for deferred tax assets	824	334	65	—		1,223

Year ended December 31, 2011:
Valuation allowance for trade receivables	$13	$3	$—	$(3	) (1)	$13
Inventory valuation allowance	86	14	—	(17	) (2)	83
Valuation allowance for deferred tax assets	871	(27)	(20)	—		824

Year ended December 31, 2010:
Valuation allowance for trade receivables	$19	$1	$—	$(7	) (1)	$13
Inventory valuation allowance	76	18	—	(8	) (2)	86
Valuation allowance for deferred tax assets	865	(75)	81	—		871

(1)	Uncollectible accounts charged off net of recoveries.
(2)	Obsolete inventory charged off.